UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                INVESTMENT COMPANY ACT FILE NUMBER:   811-23080

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact name of registrant as specified in charter)
                                    ________

                             6255 Chapman Field Dr.
                                Miami, FL 33156
                                 1-305-663-0100
                    (Address of principal executive offices)
                                    ________

                    Community Development Fund Advisors, LLC
               Kenneth H. Thomas, Ph.D., Chief Executive Officer
                             6255 Chapman Field Dr.
                                Miami, FL 33156
                                 1-305-663-0100
                    (Name and address of agent for service)
                                    ________

                      DATE OF FISCAL YEAR END: DECEMBER 31

            DATE OF REPORTING PERIOD: JULY 1, 2017 TO JUNE 30, 2018
                                    ________

                          ITEM 1. PROXY VOTING RECORD.
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                                     ______


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Community Development Fund

/s/ Kenneth H. Thomas Ph.D.
---------------------------
Kenneth H. Thomas Ph.D.
Chief Executive Officer
Date:  August 30, 2018